Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 2,346,109	$ 1,145,103
Restricted cash, current	797,668	707,120
Accounts receivable	1,932,924	865,491
Advances to suppliers	633,554	711,751
Inventories	9,135,332	5,973,124
Due from related parties	361,961	35,842
Prepayments and other current assets	371,796	383,932
Total current assets	15,579,344	9,822,363
NON-CURRENT ASSETS:
Restricted cash, non-current	500,000
Property, plant and equipment, net	3,520,373	3,306,735
Land use rights, net	211,023	110,821
Total non-current assets	4,231,396	3,417,556
Total assets	19,810,740	13,239,919
CURRENT LIABILITIES:
Accounts payable	4,734,110	3,262,375
Account payable - related parties	152,298	111,139
Notes payable	1,377,106	1,414,232
Advances from customers	231,230	802,339
Advances from customers - related party	7,520
Short term loans	1,402,514	1,728,185
Taxes payable	13,562	124,829
Due to related parties	345,873	1,120,702
Other current liabilities	392,435	409,571
Total current liabilities	8,656,648	8,973,372
NON-CURRENT LIABILITIES:
Deferred tax liabilities	5,810	13,795
Total liabilities	8,662,458	8,987,167
STOCKHOLDERS' EQUITY
Common stock ($0.001 par value; 200,000,000 shares authorized; 9,423,750 and 7,900,000 shares issued and outstanding at December 31, 2017 and 2016)	9,424	7,900
Additional paid-in capital	9,947,084	4,406,561
Stock subscription receivable	(100,000)	(927,730)
Statutory reserves	160,014	140,570
Retained earnings	823,474	727,807
Accumulated other comprehensive income (loss)	308,286	(102,356)
Total stockholders' equity	11,148,282	4,252,752
Total liabilities and stockholders' equity	$ 19,810,740	$ 13,239,919